Reorganization of Mexico-based Pawn Operations (Table)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule Of Restructuring And Related Costs [Table Text Block]
Type of expense	Description	Amount
Depreciation and amortization expenses	Impairment and losses on property and equipment	$7,478
Provision for income taxes	Deferred tax asset valuation allowance	7,161
Depreciation and amortization expenses	Impairment of intangible assets	5,086
Operations and administration expenses	Employee termination costs	2,424
Operations and administration expenses	Inventory shrinkage and loss on sale of assets	2,395
Operations and administration expenses	Lease termination costs	1,628
Operations and administration expenses	Impairment of other assets	1,211
Operations and administration expenses	Other restructuring charges	798
Revenue	Uncollectible receivables	692
Total charges related to the Mexico Reorganization		$28,873

	For the year ended December 31, 2012
	Charges	Cash Payments	Foreign currency changes	Non-cash charges	Accrued balance as of December 31, 2012
Employee termination costs	$2,424	$(2,427)	$3	$-	$-
Lease termination costs	1,628	(597)	7	(929)	109
Total	$4,052	$(3,024)	$10	$(929)	$109